Cover	Mar. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 11, 2021
Entity File Number	001-36495
Entity Registrant Name	IHS MARKIT LTD.
Entity Central Index Key	0001598014
Entity Tax Identification Number	98-1166311
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	4th Floor
Entity Address, Address Line Two	Ropemaker Place
Entity Address, Address Line Three	25 Ropemaker Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2Y 9LY
City Area Code	20
Local Phone Number	7260 2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.01 par value per share
Trading Symbol	INFO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false